Note 4 - Segment and Revenue Information - Contribution by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue		$ 250,991	$ 165,056	$ 177,078
Technology and platform fees		(4,472)	(3,315)	(796)
Content cost		(3,712)	(4,312)	(1,545)
Cost of inventory sold		(5,507)	(700)	(208)
Other cost of revenue			(3,785)	(11,690)
Marketing and distribution expenses		(120,944)	(47,860)	(64,883)
Credit loss expense	[1]	(557)	(1,849)	(577)
Total direct expenses		(135,191)	(61,821)	(79,699)
Contribution by segment		115,800	103,235	97,379
Browser and News [member]
Statement Line Items [Line Items]
Revenue		248,013	155,472	154,968
Technology and platform fees		(3,899)	(3,315)	(796)
Content cost		(3,712)	(4,312)	(1,545)
Cost of inventory sold		(5,506)	0	0
Other cost of revenue			140	(301)
Marketing and distribution expenses		(120,385)	(47,042)	(64,685)
Credit loss expense	[1]	(557)	(568)	(448)
Total direct expenses		(134,059)	(55,097)	(67,775)
Contribution by segment		113,954	100,375	87,193
All other segments [member]
Statement Line Items [Line Items]
Revenue		2,978	9,584	22,110
Technology and platform fees		(573)	0	0
Content cost		0	0	0
Cost of inventory sold		(1)	(700)	(208)
Other cost of revenue			(3,925)	(11,389)
Marketing and distribution expenses		(559)	(818)	(198)
Credit loss expense	[1]	0	(1,281)	(129)
Total direct expenses		(1,132)	(6,724)	(11,924)
Contribution by segment		1,846	2,860	10,186
Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		121,961	84,180	86,155
Search [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		121,961	84,180	86,155
Search [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		0	0	0
Advertising [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		123,910	71,508	68,813
Advertising [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		123,870	71,292	68,813
Advertising [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		40	216	0
Technology licensing and other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		5,120	9,368	22,110
Technology licensing and other [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		2,182	0	0
Technology licensing and other [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 2,937	$ 9,368	$ 22,110

[1]	For the Browser and News segment, Credit loss expense in the segment reporting is consistent with Other credit loss expense in the Statement of Operations, while for the Fintech segment, Credit loss expense is consistent with Other changes in fair value of loans to customers in the Statement of Operations.